SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 28, 2014	Feb. 28, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Number of Segments	1	1
Total Net Book Value	$ 16,730	$ 22,142
Percentage of Total Net Book Value	100.00%	100.00%
Product Sales	84,960	119,080
Percentage of Total Revenue, Product Sales	94.00%	96.00%
Services	5,051	4,797
Percentage of Total Revenue, Services	6.00%	4.00%
Total Revenue	90,011	123,877
Percentage of Revenues	100.00%	100.00%
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	1,785	3,393
Percentage of Total Net Book Value	11.00%	15.00%
Total Revenue	5,288	6,402
Percentage of Revenues	6.00%	5.00%
Unites States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	11,927	11,928
Percentage of Total Net Book Value	71.00%	53.00%
Malaysia [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	571	847
Percentage of Total Net Book Value	3.00%	4.00%
Luxembourg [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	1,381	5,517
Percentage of Total Net Book Value	8.00%	25.00%
Finland [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	38,140	58,121
Percentage of Revenues	42.00%	47.00%
India [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	9,093	15,018
Percentage of Revenues	10.00%	12.00%
North America (excluding Canada) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	19,035	29,225
Percentage of Revenues	21.00%	24.00%
Other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Book Value	1,066	457
Percentage of Total Net Book Value	7.00%	3.00%
Total Revenue	7,125	7,586
Percentage of Revenues	8.00%	6.00%
Europe, Middle East, and Africa (excluding Findland) [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Revenue	$ 11,330	$ 7,525
Percentage of Revenues	13.00%	6.00%